UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	04/22/2010
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 133017 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     2116 26775.000SH       SOLE                26675.000           100.000
AMERICAN INTERNATIONAL GROUP C COM              026874784      863 25250.000SH       SOLE                25250.000
APPLE INC                      COM              037833100     1916 8150.000 SH       SOLE                 8000.000           150.000
AT&T Inc.                      COM              00206R102     1422 55025.000SH       SOLE                54875.000           150.000
BANK OF AMERICA CORP           COM              060505104     4632 259457.000SH      SOLE               258750.000           707.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     3289   27.000 SH       SOLE                   27.000
CHESAPEAKE ENERGY CORP         COM              165167107     2459 104000.000SH      SOLE               104000.000
CITIGROUP                      COM              172967101     1623 400600.001SH      SOLE               400600.001
COMERICA INC COM               COM              200340107     3767 99025.000SH       SOLE                98950.000            75.000
CONOCOPHILLIPS                 COM              20825C104     1518 29650.000SH       SOLE                29650.000
COVENTRY HEALTH CARE INC       COM              222862104      502 20300.000SH       SOLE                20300.000
DOMINOS PIZZA INC              COM              25754A201     1624 119000.000SH      SOLE               119000.000
ENERGEN CORP                   COM              29265N108      912 19600.000SH       SOLE                19600.000
ENSCO PLC                      COM              29358Q109     1646 36750.000SH       SOLE                36750.000
FANNIE MAE                     COM              313586109      315 300000.000SH      SOLE               300000.000
FEDERAL HOME LN MTG CP COM     COM              313400301      318 250000.000SH      SOLE               250000.000
FIFTH THIRD BANCORP            COM              316773100     1563 115000.000SH      SOLE               115000.000
FORD MOTOR COMPANY             COM              345370860     5609 446221.000SH      SOLE               446221.000
FORTUNE BRANDS INC             COM              349631101     2060 42445.000SH       SOLE                42385.000            60.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     2011 24070.000SH       SOLE                24000.000            70.000
GENERAL ELEC CO COM            COM              369604103     5597 307502.000SH      SOLE               306727.000           775.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1110 6500.000 SH       SOLE                 6500.000
GOOGLE                         COM              38259P508     1543 2720.000 SH       SOLE                 2720.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1246 11100.000SH       SOLE                11100.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      417 3250.000 SH       SOLE                 3250.000
KRAFT FOODS INC-A              COM              50075n104      545 18000.000SH       SOLE                18000.000
LAS VEGAS SANDS CORP           COM              517834107     2392 113075.000SH      SOLE               113075.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      677 85630.000SH       SOLE                85630.000
MERCK & CO INC COM             COM              589331107     3878 103812.000SH      SOLE               103687.000           125.000
MGM MIRAGE                     COM              552953101     6084 507000.000SH      SOLE               505650.000          1350.000
MICROSOFT CORP COM             COM              594918104     1638 55925.000SH       SOLE                55675.000           250.000
NOBLE CORP                     COM              G65422100     3348 80040.000SH       SOLE                80040.000
NUCOR CORP                     COM              670346105     1278 28155.000SH       SOLE                28155.000
RESEARCH IN MOTION             COM              760975102     1941 26230.000SH       SOLE                26230.000
REYNOLDS AMERICAN INC          COM              761713106     1728 32000.000SH       SOLE                32000.000
SHIP FINANCE INTL LTD          COM              G81075106     3606 203000.000SH      SOLE               203000.000
SPRINT CORP                    COM              852061100     1628 428250.000SH      SOLE               428250.000
ZIMMER HOLDINGS INC            COM              98956P102     2061 34800.000SH       SOLE                34800.000
ENERGY SELECT SPDR                              81369Y506      216     3745 SH       SOLE                     3570               175
MATERIALS SELECT SPDR                           81369Y100      688    20275 SH       SOLE                    20275
RUSSELL 1000 INDEX                              464287622     7992   123665 SH       SOLE                    44740             78925
RUSSELL 1000 VALUE INDEX FUND                   464287598     8690   142290 SH       SOLE                    20935            121355
RUSSELL 2000 SMALL CAP INDEX F                  464287655     3382    49866 SH       SOLE                     6366             43500
RUSSELL 2000 VALUE INDEX FUND                   464287630      255     3980 SH       SOLE                     3980
RUSSELL 3000 INDEX FUND                         464287689      530     7690 SH       SOLE                     7690
RUSSELL MIDCAP INDEX FUND                       464287499    10779   120767 SH       SOLE                    17237            103530
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     5926   146935 SH       SOLE                    15810            131125
S&P MIDCAP 400/BARRA VALUE                      464287705      265     3710 SH       SOLE                     3710
SPDR DOWN JONES INDL AVG                        252787106     1232    11335 SH       SOLE                    11335
DFA U.S. LARGE CAP VALUE FUND                   233203827     3901 208670.270SH      SOLE                42751.026        165919.244
DFA U.S. SMALL CAP VALUE FUND                   233203819     2088 95081.885SH       SOLE                27466.460         67615.425
MUNROS EUROPEAN MICROCAP FUND  FE                             2485  2500000 SH       SOLE                                    2500000
MUNROS EUROPEAN SMALLCAP FUND  FE                             3733  4000000 SH       SOLE                                    4000000